Segment and Geographic Information (Details 1) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,342	$ 1,290	$ 1,263	$ 1,302	$ 1,196	$ 1,206	$ 1,152	$ 1,205	$ 1,140	$ 2,615	$ 2,498	$ 5,051	$ 4,702	$ 4,270
Long-lived Assets		2,665				2,751						2,665	2,751
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue												2,911	2,723	2,508
Long-lived Assets		2,117				2,206						2,117	2,206
European region [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue												1,316	1,226	1,067
Long-lived Assets		430				432						430	432
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue												528	483	453
Long-lived Assets		54				59						54	59
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue												296	270	$ 242
Long-lived Assets		$ 64				$ 54						$ 64	$ 54
Geographic Concentration Risk [Member] | Revenue [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk												100.00%	100.00%	100.00%
Geographic Concentration Risk [Member] | Revenue [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk												58.00%	58.00%	59.00%
Geographic Concentration Risk [Member] | Revenue [Member] | European region [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk												26.00%	26.00%	25.00%
Geographic Concentration Risk [Member] | Revenue [Member] | Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk												10.00%	10.00%	11.00%
Geographic Concentration Risk [Member] | Revenue [Member] | Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk												6.00%	6.00%	5.00%
Geographic Concentration Risk [Member] | Long-lived Assets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk												100.00%	100.00%
Geographic Concentration Risk [Member] | Long-lived Assets [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk												80.00%	80.00%
Geographic Concentration Risk [Member] | Long-lived Assets [Member] | European region [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk												16.00%	16.00%
Geographic Concentration Risk [Member] | Long-lived Assets [Member] | Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk												2.00%	2.00%
Geographic Concentration Risk [Member] | Long-lived Assets [Member] | Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk												2.00%	2.00%